4. DISCONTINUED OPERATIONS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets from discontinued operations:
Accounts receivable, net	$ 98,374	$ 189,544
Equipment, net:	13,145
Total assets from discontinued operations	111,519	214,537
Liabilities from discontinued operations
Accounts payable and accrued expenses	180,178	275,849
Deferred revenue	521
Total liabilities from discontinued operations	$ 180,699	$ 275,849